OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Other Receivables

Other receivables as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012

Current portion
Advances to staff, net	$9,655	$211,671
Loan advanced to unrelated third parties, net	16,519	796,818
Loan advanced to a related company	-	318,332
Standby guarantee fund	2,643,012	530,489
Others	454,728	412,763
	$3,123,914	$2,270,073

Non-current portion
Loan advanced to an unrelated third party	$3,118,264	$3,039,835
Standby guarantee fund	3,221,170	-
	$6,339,434	$3,039,835